RELATED PARTY TRANSACTIONS (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 19, 2021	Apr. 30, 2026	Oct. 31, 2025
Related Party Transaction [Line Items]
Principal Outstanding		$ 1,375,000	$ 1,375,000
Accrued Interest		$ 69,854	$ 56,218
H N O Green Fuels [Member]
Related Party Transaction [Line Items]
Issue date		12/1/2021	12/1/2021
Original Principal		$ 500,000	$ 500,000
Maturity Date	Dec. 19, 2022	Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding	$ 20,000	$ 435,000	$ 435,000
Accrued Interest		$ 13,014	$ 8,700
H N O Green Fuels 1 [Member]
Related Party Transaction [Line Items]
Issue date		5/31/2022	5/31/2022
Original Principal		$ 590,000	$ 590,000
Maturity Date		May 31, 2030	May 31, 2030
Principal Outstanding		$ 590,000	$ 590,000
Accrued Interest		$ 46,230	$ 40,379
H N O Green Fuels 2 [Member]
Related Party Transaction [Line Items]
Issue date		9/29/2022	9/29/2022
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 3 [Member]
Related Party Transaction [Line Items]
Issue date		10/20/2022	10/20/2022
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 4 [Member]
Related Party Transaction [Line Items]
Issue date		3/1/2023	3/1/2023
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 5 [Member]
Related Party Transaction [Line Items]
Issue date		3/8/2023	3/8/2023
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 6 [Member]
Related Party Transaction [Line Items]
Issue date		3/23/2023	3/23/2023
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 7 [Member]
Related Party Transaction [Line Items]
Issue date		4/3/2023	4/3/2023
Original Principal		$ 50,000	$ 50,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 50,000	$ 50,000
Accrued Interest		$ 1,496	$ 1,000
H N O Green Fuels 8 [Member]
Related Party Transaction [Line Items]
Issue date		4/13/2023	4/13/2023
Original Principal		$ 20,000	$ 20,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 20,000	$ 20,000
Accrued Interest		$ 598	$ 400
H N O Green Fuels 9 [Member]
Related Party Transaction [Line Items]
Issue date		4/17/2023	4/17/2023
Original Principal		$ 30,000	$ 30,000
Maturity Date		Dec. 31, 2026	Dec. 31, 2025
Principal Outstanding		$ 30,000	$ 30,000
Accrued Interest		$ 1,036	$ 739